PGIM Securitized Credit Fund Performance Management - PGIM Securitized Credit Fund	Sep. 30, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance.
Performance Narrative [Text Block]	The performance shown in the following bar chart and table prior to July 1, 2019 reflect the performance of an investment trust (the “Predecessor Fund”) managed by the Fund’s subadviser since its inception, which were adjusted to reflect the Fund’s fees and expenses as shown in the Fund Fees and Expenses table for the applicable class of shares as of the Fund’s Prospectus dated July 1, 2019. Performance beginning July 1, 2019 reflects the performance of the Fund. The bar chart shows performance (as illustrated by the Fund’s Class Z shares) for each full calendar year of operations of the Predecessor Fund and the combined performance of the Predecessor Fund and the Fund for calendar year 2019. The table shows the average annual returns of each share class and also compares this performance with the average annual total returns of an index or other benchmark. The bar chart and table demonstrate the risk of investing in the Fund by showing how returns can change from year to year.All of the assets and liabilities of the Predecessor Fund were transferred into the Fund in a reorganization immediately before the Fund commenced operations on July 1, 2019. The Predecessor Fund commenced operations on November 16, 2015. The investment objective and strategies of the Predecessor Fund were, in all material respects, the same as those of the Fund, and was managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Fund. However, the Predecessor Fund was not registered as an investment company under the 1940 Act and the Predecessor Fund was not subject to certain investment limitations, diversification requirements, liquidity requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code of 1986 which, if applicable, may have resulted in different performance. The Fund’s performance for periods prior to the commencement of operations is that of the Predecessor Fund. The performance of the Predecessor Fund has been adjusted to reflect the Fund’s fees and expenses for the applicable class of shares as shown in the Fund Fees and Expenses table above. If the performance of the Predecessor Fund had not been adjusted in this manner, the performance may have been higher than the performance shown in the bar chart and Average Annual Total Returns table below for each class of shares. Past performance (before and after taxes) does not mean that the Fund will achieve similar results in the future.Without the management fee waiver and/or expense reimbursement, if any, the annual total returns would have been lower. Updated Fund performance information, including current net asset value, is available online at www.pgim.com/investments.
Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) does not mean that the Fund will achieve similar results in the future.
Performance Information Illustrates Variability of Returns [Text]	The table shows the average annual returns of each share class and also compares this performance with the average annual total returns of an index or other benchmark. The bar chart and table demonstrate the risk of investing in the Fund by showing how returns can change from year to year.
Bar Chart [Heading]	Annual Total Returns (Class Z Shares) %
Bar Chart Closing [Text Block]	Best Quarter:Worst Quarter:9.21%2nd Quarter 2020-12.98%1st Quarter 2020[1] The total return of the Fund's Class Z shares from January 1, 2025 throughSeptember 30, 2025was4.16%
Performance Table Heading	Average Annual Total Returns % (including sales charges) (as of 12-31-24)
Performance Table Narrative	° After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as traditional 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class Z shares. After-tax returns for other classes will vary due to differing sales charges and expenses.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as traditional 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	 After-tax returns are shown only for Class Z shares. After-tax returns for other classes will vary due to differing sales charges and expenses.
Performance Availability Website Address [Text]	www.pgim.com/investments
Z
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	1 The total return of the Fund's Class Z shares from January 1, 2025 through
Bar Chart, Year to Date Return	4.16%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	9.21%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(12.98%)
Lowest Quarterly Return, Date	Mar. 31, 2020